ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 1,007,582	$ 240,204	$ 948,421
Accrued officers' salary			60,000
Accrued interest	239,298	270,918	204,898
Accrued payroll taxes	62,599	62,599	62,599
Accounts payable and accrued expenses	$ 1,309,479	$ 573,721	$ 1,275,918